Angel Oak Mortgage Trust 2024-6 ABS-15G

Exhibit 99.37

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2024060980	XXX		Prepayment Penalty Total Term	XXX	XXX
2024061023			Originator Doc Type	XXX	XXX